Fair value of assets and liabilities - Xiaoying card loan products and Significant unobservable inputs (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair value of assets and liabilities
Financial guarantee derivative, assets	$ 52,105,289				¥ 358,249,913
Financial guarantee derivative, liabilities				¥ 53,260,916
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2017)	341,822,134			10,556,269,622	2,350,198,084
Loans at fair value	4,860,318			667,838,880	33,417,119
Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative, assets	52,105,289				358,249,913
Financial guarantee derivative, liabilities	(52,105,289)			53,260,916	(358,249,913)
Estimated payment to ZhongAn based on the pre-agreed Cap	259,590,877	¥ 1,784,817,072	$ 7,746,479	53,260,916
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2017)	53,953,648			218,486,633	370,958,304
Loan products
Fair value of assets and liabilities
Financial guarantee derivative, liabilities	3,692,742,142			6,091,191,209	25,389,448,598
Loans at fair value	$ 1,863,379,604			¥ 5,239,698,805	¥ 12,811,666,471
Remaining weighted average contractual term (Month)	7 months 16 days	7 months 16 days	10 months 3 days	10 months 3 days
Estimated net default rate (in percentage)	11.06%			10.19%	11.06%